Investments in associates and joint ventures (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jul. 31, 2019
Disclosure of associates [line items]
Current Assets	$ 205,717	$ 201,915		$ 2,968
Non-current Assets	421,482	476,445		12,652
Current Liabilities	143,384	105,704		7,164
Non-current Liabilities	361,160	450,000		10,622
Net assets	627,199	678,360		$ 15,620
Revenues	95,793	92,181	$ 78,187
Net income / (loss)	23,731	(38,371)	33,211
Total comprehensive income / (loss)	37,913	(40,396)	46,716
Cash of operating activities	31,113	27,041	20,419
Cash of investing activities	40,644	11,189	(30,533)
Cash of financing activities	(76,125)	(27,754)	$ (6,163)
Quality Invest [Member]
Disclosure of associates [line items]
Current Assets	4	25
Non-current Assets	5,525	4,922
Current Liabilities	87	119
Non-current Liabilities	1,302	1,153
Net assets	$ 4,140	3,675
% ownership interest held	50.00%
Interest in associate and joint venture	$ 2,070	1,838
Goodwill and others	31	31
Book value	2,101	1,869
Revenues	18	36
Net income / (loss)	370	(1,167)
Total comprehensive income / (loss)	370	(1,167)
Dividend distribution
Cash of operating activities	(89)	(124)
Cash of investing activities
Cash of financing activities	89	124
Changes in cash and cash equivalents
Mehadrin [Member]
Disclosure of associates [line items]
Current Assets		11,890
Non-current Assets		15,318
Current Liabilities		13,067
Non-current Liabilities		3,719
Net assets		10,422
Interest in associate and joint venture		4,733
Goodwill and others		112
Book value		112
Revenues		17,329
Net income / (loss)		775
Total comprehensive income / (loss)		819
Dividend distribution
Cash of operating activities		672
Cash of investing activities		(277)
Cash of financing activities		(1,262)
Changes in cash and cash equivalents		(867)
BHSA [Member]
Disclosure of associates [line items]
Current Assets	76,869	87,189
Non-current Assets	43,610	30,774
Current Liabilities	102,290	89,514
Non-current Liabilities	4,629	15,288
Net assets	$ 13,560	$ 13,161
% ownership interest held	29.91%	29.91%
Interest in associate and joint venture	$ 4,056	$ 3,936
Goodwill and others	17	515
Book value	4,073	4,451
Revenues	13,033	17,451
Net income / (loss)	(1,272)	879
Total comprehensive income / (loss)	(1,272)	879
Dividend distribution		286
Cash of operating activities	4,656	167
Cash of investing activities	37	(70)
Cash of financing activities	(3,465)	(1,922)
Changes in cash and cash equivalents	1,228	(1,825)
Gav - Yam [Member]
Disclosure of associates [line items]
Current Assets	41,963
Non-current Assets	165,878
Current Liabilities	19,791
Non-current Liabilities	117,752
Net assets	$ 70,298
% ownership interest held	34.90%
Interest in associate and joint venture	$ 24,534
Goodwill and others	2,743
Book value	27,277
Revenues	11,551
Net income / (loss)	6,765
Total comprehensive income / (loss)	5,456
Dividend distribution	3,587
Cash of operating activities	5,086
Cash of investing activities	(5,723)
Cash of financing activities	15,869
Changes in cash and cash equivalents	15,232
Shufersal [Member]
Disclosure of associates [line items]
Current Assets	73,348	51,741
Non-current Assets	187,032	89,475
Current Liabilities	91,899	54,708
Non-current Liabilities	129,224	54,794
Net assets	$ 39,257	$ 31,714
% ownership interest held	26.02%	26.02%
Interest in associate and joint venture	$ 10,213	$ 8,252
Goodwill and others	17,898	14,761
Book value	28,111	23,013
Revenues	218,000	165,639
Net income / (loss)	5,046	3,164
Total comprehensive income / (loss)	4,500	3,147
Dividend distribution	1,435	2,448
Cash of operating activities	21,874	4,458
Cash of investing activities	(2,709)	(11,530)
Cash of financing activities	(13,793)	1,396
Changes in cash and cash equivalents	$ 5,372	(5,676)
PBEL [Member]
Disclosure of associates [line items]
Current Assets		3,173
Non-current Assets		853
Current Liabilities		632
Non-current Liabilities		12,128
Net assets		$ (8,734)
% ownership interest held		45.00%
Interest in associate and joint venture		$ (3,930)
Goodwill and others		5,909
Book value		1,979
Revenues		13
Net income / (loss)		(260)
Total comprehensive income / (loss)		(319)
Dividend distribution
Cash of operating activities		57
Cash of investing activities		239
Cash of financing activities		(306)
Changes in cash and cash equivalents		$ (10)